DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Feb. 28, 2021	Feb. 27, 2021	Dec. 26, 2020	Aug. 10, 2020	Nov. 01, 2018
Debt
Total	$ 320,362			$ 311,853
Less current portion	(42,683)			(100)
Less debt issuance costs	(112)			(146)
Long-term portion	277,567			311,607
Finance Leases and Foreign Affiliate Debt
Debt
Total	5,544			138
Senior Notes | Series 2020 E Senior Notes
Debt
Total	$ 50,000			50,000
Interest rate (in hundredths)	3.04%				3.04%
Senior Notes | Series 2020 F Senior Notes
Debt
Total	$ 50,000			50,000
Interest rate (in hundredths)	3.08%				3.08%
Senior Notes | Series 2020 G Senior Notes
Debt
Total	$ 50,000			50,000
Interest rate (in hundredths)	3.15%				3.15%
Senior Notes | Series 2018 C Senior Notes
Debt
Total	$ 40,000			$ 40,000
Interest rate (in hundredths)	4.20%			4.20%
Senior Notes | Series 2018 D Senior Notes
Debt
Total	$ 35,000			$ 35,000
Interest rate (in hundredths)	4.27%			4.27%
Senior Notes | Series 2012 Senior Notes Tranche A
Debt
Total	$ 35,000			$ 35,000
Interest rate (in hundredths)	3.89%			3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000			$ 40,000
Interest rate (in hundredths)	3.98%			3.98%
Revolving Credit Facility
Debt
Maximum borrowing capacity		$ 550,000	$ 375,000			$ 375,000
Revolving Credit Facility | Domestic and Foreign Borrowings
Debt
Total	$ 7,800			$ 4,700
Revolving Credit Facility | Foreign Affiliate Debt
Debt
Total	$ 7,818			$ 4,715
Interest rate at period end (in hundredths)	1.06%			1.125%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300			$ 3,300
Interest rate at period end (in hundredths)	0.14%			0.20%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt
Total	$ 3,700			$ 3,700
Interest rate at period end (in hundredths)	0.18%			0.22%